Employee Option Plans (Details) - Schedule of magic Software stock-based compensation activity - Magic [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Employee Option Plans (Details) - Schedule of magic Software stock-based compensation activity [Line Items]
Number of options, Outstanding at beginning of year	119,767
Weighted average exercise price, Outstanding at beginning of year (in Dollars per share) | $ / shares	$ 2.58
Weighted average remaining contractual term, Outstanding at beginning of year	1 year 135 days
Aggregate intrinsic value, Outstanding at beginning of year (in Dollars) | $	$ 1,171
Granted
Granted (in Dollars per share) | $ / shares
Exercised	(95,517)
Exercised (in Dollars per share) | $ / shares	$ 2.28
Forfeited
Forfeited (in Dollars per share) | $ / shares
Number of options, Outstanding at end of year	24,250
Weighted average exercise price, Outstanding at end of year	3.45
Weighted average remaining contractual term, Outstanding at end of year	1 year 87 days
Aggregate intrinsic value, Outstanding at end of year (in Dollars) | $	$ 380
Number of options, Exercisable at end of year	24,250
Weighted average exercise price, Exercisable at end of year (in Dollars per share) | $ / shares	$ 3.45
Weighted average remaining contractual term, Exercisable at end of year	1 year 87 days
Aggregate intrinsic value, Exercisable at end of year (in Dollars) | $	$ 380